Convertible Notes (Details Narrative) - USD ($)				6 Months Ended		12 Months Ended
	Apr. 12, 2021	Feb. 12, 2021	Jan. 08, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number				2,006,250		1,631,250	1,631,250	1,500,000
Fair Value Adjustment of Warrants				$ 457,417
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				190.00%
Convertible Note Payable [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Debt Conversion, Converted Instrument, Shares Issued				1,000,000
Mr. John Gray [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Convertible Notes Payable			$ 500,000
Debt Instrument, Interest Rate, Stated Percentage			6.00%
Debt Instrument, Maturity Date			Jan. 06, 2022
Debt Instrument, Convertible, Conversion Price			$ 0.50
Debt Instrument, Unamortized Discount			$ 30,000
Debt Conversion, Converted Instrument, Shares Issued		1,000,000
Investors [Member] | Securities Purchase Agreement [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Convertible Notes Payable	$ 2,250,000
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Instrument, Maturity Date	Jan. 12, 2022
Debt Instrument, Convertible, Conversion Price	$ 3.00
Debt Instrument, Unamortized Discount	$ 250,000
Original issue discount convertible promissory note, percentage	12.50%
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number	187,500
Warrants exercise price per share	$ 3.00
[custom:AdditionalWarrantsIssued]	93,750
Fair Value Adjustment of Warrants	$ 623,373
Warrants and Rights Outstanding, Term	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.089%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	190.00%
Debt Instrument, Convertible, Beneficial Conversion Feature	$ 810,633
Investors [Member] | Securities Purchase Agreement [Member] | Convertible Note Payable [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Convertible Notes Payable	1,761,866
Investors [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Convertible Notes Payable	488,134
Investors [Member] | Securities Purchase Agreement [Member] | Convertible note and Warrant [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Debt Instrument, Unamortized Discount	$ 1,298,767